General	9 Months Ended
Sep. 30, 2013
General
1.	General

In the opinion of the management of Parker Drilling Company (Parker Drilling, or the Company), the accompanying unaudited consolidated condensed financial statements reflect all adjustments normally recurring which we believe are necessary for a fair presentation of: (1) Parker Drilling’s financial position as of September 30, 2013 and December 31, 2012, (2) Parker Drilling’s results of operations for the three and nine month periods ended September 30, 2013 and 2012, (3) Parker Drilling’s consolidated condensed statement of comprehensive income for the three and nine month periods ended September 30, 2013 and 2012, and (4) Parker Drilling’s cash flows for the nine month periods ended September 30, 2013 and 2012. Results for the nine month period ended September 30, 2013 are not necessarily indicative of the results that will be realized for the year ending December 31, 2013. The financial statements should be read in conjunction with our Annual Report on Form 10-K for the year ended December 31, 2012.

Nature of Operations — Parker Drilling, together with its subsidiaries (the Company or Parker), is a rental tools and drilling services provider. We have operated in over 50 foreign countries and the United States since beginning operations in 1934, making us among the most geographically experienced rental tools providers and drilling contractors in the world. During 2012, we operated in 12 countries, and in 2013, we acquired an international rental tools business with operations in 10 additional countries. We have extensive experience and expertise drilling geologically difficult wells and managing the logistical and technological challenges of operating in remote, harsh and ecologically sensitive areas. We believe we are industry leaders in quality, health, safety and environmental practices. We own and operate our own drilling rigs as well as perform drilling-related services for operators who own drilling rigs and who choose to utilize our drilling experience and technical expertise on a contracted basis, typically referred to as Operations & Maintenance (O&M) work. We also provide other project management services (e.g., labor, maintenance, and logistics).

Our rental tools business specializes in providing high-quality, reliable equipment and services for oil and natural gas drilling, workover and production applications. This includes drill pipe, heavy-weight drill pipe, tubing, high-torque connections, blow-out preventers (BOPs), drill collars, casing running systems, fishing services and more. On April 22, 2013, we acquired International Tubular Services Limited and certain of its affiliates (collectively, ITS) and other related assets (the ITS Acquisition — see also Note 2). ITS’s principal activities include the rental of drilling equipment and pressure control systems, provision of casing running systems and fishing services, together with machine shop support. ITS serves an extensive customer base of exploration and production (E&P) companies, drilling contractors and service companies from 21 operating facilities primarily located in the Middle East, Latin America, U.K. and Europe, and the Asia-Pacific regions.

Within our U.S. drilling business we operate barge rigs that drill for natural gas, oil, and a combination of oil and natural gas in the shallow waters in and along the inland waterways of Louisiana, Alabama, and Texas. Additionally in our U.S. drilling business, we have two Arctic-class rigs operating on the North Slope of Alaska and one O&M contract for offshore platform operations located in California. Our international drilling business includes operations related to Parker-owned and operated rigs as well as customer-owned rigs. We strive to deploy our fleet of Parker-owned rigs in markets where we expect to have opportunities to keep the rigs in service consistently. As of September 30, 2013, our marketable rig fleet consisted of 13 barge drilling rigs and 23 land rigs located in the United States, Latin America and the Eastern Hemisphere regions. We have 5 rigs held for sale or currently not marketed as of September 30, 2013. Our Technical Services business is our engineering expertise center, which provides services to our customers as well as to our ongoing drilling business. Services provided include engineering and related project services during the concept development, pre-FEED (Front End Engineering Design), and FEED phases of our customer owned drilling facility projects.

Consolidation — The consolidated condensed financial statements include the accounts of Parker Drilling and subsidiaries over which we exercise control or have a controlling financial interest, including entities, if any, in which the Company is allocated a majority of the entity’s losses or returns, regardless of ownership percentage. If a subsidiary of Parker Drilling has a 50 percent interest in an entity but Parker Drilling’s interest in the subsidiary or the entity does not meet the consolidation criteria described above, then that interest is accounted for under the equity method.

Noncontrolling Interest — We apply the accounting standards related to noncontrolling interests for ownership interests in our subsidiaries held by parties other than Parker Drilling. The entities that comprise the noncontrolling interest include Parker SMNG Drilling Limited Liability Company, Primorsky Drill Rig Services B.V., ITS Arabia Limited, and International Tubular Services — Egypt SAE. We report noncontrolling interest as equity on the consolidated balance sheets and report net income (loss) attributable to controlling interest and to noncontrolling interest separately on the consolidated statements of operations.

Reclassifications — Certain reclassifications have been made to prior period amounts to conform to the current period presentation. These reclassifications did not have a material effect on our consolidated condensed statements of operations, consolidated condensed balance sheets, condensed statement of comprehensive income or consolidated condensed statements of cash flows.

Use of Estimates — The preparation of financial statements in accordance with accounting policies generally accepted in the United States (U.S. GAAP) requires us to make estimates and assumptions that affect our reported amounts of assets and liabilities, our disclosure of contingent assets and liabilities at the date of the financial statements, and our revenue and expenses during the periods reported. Estimates are typically used when accounting for certain significant items, such as allowance for doubtful accounts, legal or contractual liability accruals, mobilization and deferred mobilization, revenue and cost accounting for projects that follow the percentage of completion method, self-insured medical/dental plans, income taxes and valuation allowance, and other items requiring the use of estimates. Estimates are based on a number of variables which may include third party valuations, historical experience and assumptions that we believe are reasonable under the circumstances. Due to the inherent uncertainty involved with estimates, actual results may differ from management estimates.

Acquisitions-purchase price allocation — We allocate the purchase price of an acquired business to its identifiable assets and liabilities based on estimated fair values at the transaction date. Transaction and integration costs associated with an acquisition are expensed as incurred. The excess of the purchase price over the amount allocated to the assets and liabilities, if any, is recorded as goodwill. We use all available information to estimate fair values, including quoted market prices, the carrying value of acquired assets, and widely accepted valuation techniques such as discounted cash flows. We engage third-party appraisal firms to assist in fair value determination of inventories, identifiable intangible assets, and any other significant assets or liabilities when appropriate. The judgments made in determining the estimated fair value assigned to each class of assets acquired and liabilities assumed, as well as asset lives, can materially impact our results of operations.

Intangible Assets — Upon the ITS Acquisition, we recorded $10.0 million and $0.2 million, respectively, to recognize the fair values of definite and indefinite lived intangible assets (see Note 2 — Acquisition of ITS ). Definite lived intangible assets recorded in connection with the ITS Acquisition primarily relate to trade names, customer relationships, and developed technology and will be amortized over a weighted average period of approximately 3 years. With regard to indefinite lived intangible assets, which relate to our development of technology, we will conduct impairment tests annually, or more frequently, if events or changes in circumstances indicate that the asset might be impaired.

Revenue Recognition — Revenues from rental activities are recognized ratably over the rental term, which is generally less than six months. Contract drilling revenues and expenses, comprised of daywork drilling contracts and engineering and related project service contracts, are recognized as services are performed and collection is reasonably assured. For certain contracts, we receive payments contractually designated for the mobilization of rigs and other drilling equipment. Mobilization payments received, and direct costs incurred for the mobilization, are deferred and recognized over the term of the related drilling contract; however, costs incurred to relocate rigs and other drilling equipment to areas in which a contract has not been secured are expensed as incurred. Reimbursements received for out-of-pocket expenses are recorded as both revenues and direct costs. For contracts that are terminated prior to the specified term, early termination payments received by us are recognized as revenues when all contractual requirements are met.

Reimbursable Costs — Within certain contractual arrangements, we may procure, take title and risk of loss for certain equipment, or make certain expenditures on behalf of our customers. We typically receive fees for these services, which we record as revenues. We recognize reimbursements received for out-of-pocket expenditures as revenues and account for out-of-pocket expenditures as direct operating costs. Such amounts totaled $16.2 million and $12.1 million during the third quarters of 2013 and 2012, respectively and $46.5 million and $29.8 million for the nine months ended September 30, 2013 and 2012, respectively.

Concentrations of Credit Risk — Financial instruments, which potentially subject us to concentrations of credit risk, consist primarily of trade receivables. We generally do not require collateral on our trade receivables.

At September 30, 2013 and December 31, 2012, we had deposits in domestic banks in excess of federally insured limits of approximately $117.1 million and $12.2 million, respectively. The increase is primarily because as of January 1, 2013, all regular checking account deposits are only guaranteed up to $250,000 at each institution while prior to January 1, 2013, all regular checking account deposits were guaranteed, except investments. In addition, as of September 30, 2013 and December 31, 2012, we had uninsured deposits in foreign banks of $51.8 million and $34.5 million, respectively.

Our customer base consists primarily of major, independent, national and international oil and gas companies and integrated service providers. We depend on a limited number of customers. Our largest customer, Exxon Neftegas Limited, constituted 14.3% of our total year-to-date revenues as of September 30, 2013. Each of our segments depends on a limited number of key customers and the loss of any one or more key customers could have a material adverse effect on a segment.

Capitalized Interest — Interest from external borrowings is capitalized on major projects until the assets are ready for their intended use. Capitalized interest is added to the cost of the underlying assets and is amortized over the useful lives of the assets in the same manner as the underlying assets. Capitalized interest reduces net interest expense in the consolidated condensed statements of operations. During the three and nine months ended September 30, 2013, we capitalized interest costs of $0.7 million and $1.7 million, respectively, which were primarily related to a new enterprise resource planning system. During the three and nine months ended September 30, 2012 we capitalized $2.5 million and $7.9 million, respectively, of interest costs primarily related to the two Arctic-class rigs in Alaska.